..........................

                                                         OMB Approval
                                                  ..........................
                                                  ..........................

                                                  OMB Number: 3235-0006
                                                  Expires: December 31, 2009
                                                  Estimated average burden hours
                                                  per response..............22.6
                                                  ..........................






                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square,
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-12617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            ________________________
                            San Francisco, California
                                November 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        2

                    Form 13 F Information Table Entry Total:

                                       6

                    Form 13 F Information Table Value Total:

                                $22,936 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT   PRN CALL DSCRETN MANAGERS SOLE    SHARED       NONE
------------------------------ ---------------- --------- ------------ --------- --- ---- ------- -------- ------- ------------ ----
CHINA HEALTHCARE ACQ CORP      COM              16939Q104     1,783      330,100 SH       OTHER   01-02                 330,100
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102     5,113    1,859,400 SH       OTHER   01-02               1,859,400
LINKTONE LTD                   ADR              535925101     2,238    1,657,635 SH       OTHER   01-02               1,657,635
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107       642       10,000 SH       OTHER   01-02                  10,000
PROSHARES TR                   ULTRA XIN CH25   74347R321     6,580       70,000 SH       OTHER   01-02                  70,000
PrOSHARES TR                   ULTRA XIN CH25   74347R321     6,580       70,000 SH  CALL OTHER   01-02                  70,000